EMPLOYEE BENEFIT PLANS - Change In Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in plan assets:
Fair value of plan assets at beginning of the year	$ 245,061
Fair value of plan assets at end of the year	460,050	$ 245,061
Amounts recognized in the consolidated balance sheets:
Pension and postretirement benefits	(17,664)	(5,787)
Pension and postretirement benefits, less current portion	(152,149)	(23,607)
Pension Plan | United States
Change in projected benefit obligation:
Benefit obligation at beginning of the year	0	0
Acquisition of Legacy Dole	256,767	0
Service cost	107	0	$ 0
Interest cost	1,696	0	0
Foreign exchange impact	0	0
Actuarial loss (gain)	4,179	0
Plan amendments	0	0
Curtailments, settlements and terminations, net	0	0
Employee contributions	0	0
Benefits paid	(8,869)	0
Other	0	0
Benefit obligation at end of the year	253,880	0	0
Change in plan assets:
Fair value of plan assets at beginning of the year	0	0
Acquisition of Legacy Dole	234,221	0
Actual return on plan assets	(2,054)	0
Company contributions	1,450	0
Employee contributions	0	0
Benefits paid	(8,868)	0
Settlements	0	0
Foreign exchange impact	0	0
Other	0	0
Fair value of plan assets at end of the year	224,749	0	0
Funded status	(29,131)	0
Amounts recognized in the consolidated balance sheets:
Other assets	0	0
Pension and postretirement benefits	(2,243)	0
Pension and postretirement benefits, less current portion	(26,888)	0
Asset (liability)	(29,131)	0
Pension Plan | International Pension Plans
Change in projected benefit obligation:
Benefit obligation at beginning of the year	266,320	227,747
Acquisition of Legacy Dole	114,099	0
Service cost	3,219	1,858	1,536
Interest cost	5,505	3,808	5,117
Foreign exchange impact	(12,107)	16,326
Actuarial loss (gain)	(4,432)	22,007
Plan amendments	(213)	279
Curtailments, settlements and terminations, net	(14,399)	0
Employee contributions	0	130
Benefits paid	(8,851)	(5,835)
Other	(140)	0
Benefit obligation at end of the year	349,001	266,320	227,747
Change in plan assets:
Fair value of plan assets at beginning of the year	245,061	215,602
Acquisition of Legacy Dole	0	0
Actual return on plan assets	13,901	16,325
Company contributions	10,297	3,822
Employee contributions	122	130
Benefits paid	(8,851)	(5,835)
Settlements	(14,419)	0
Foreign exchange impact	(10,581)	15,017
Other	(229)	0
Fair value of plan assets at end of the year	235,301	245,061	215,602
Funded status	(113,700)	(21,259)
Amounts recognized in the consolidated balance sheets:
Other assets	2,524	0
Pension and postretirement benefits	(13,209)	(5,787)
Pension and postretirement benefits, less current portion	(103,015)	(15,472)
Asset (liability)	(113,700)	(21,259)
OPRB Plans
Change in projected benefit obligation:
Benefit obligation at beginning of the year	0	0
Acquisition of Legacy Dole	18,655	0
Service cost	1	0	0
Interest cost	157	0	0
Foreign exchange impact	0	0
Actuarial loss (gain)	166	0
Plan amendments	0	0
Curtailments, settlements and terminations, net	0	0
Employee contributions	0	0
Benefits paid	(1,407)	0
Other	0	0
Benefit obligation at end of the year	17,572	0	0
Change in plan assets:
Fair value of plan assets at beginning of the year	0	0
Acquisition of Legacy Dole	0	0
Actual return on plan assets	0	0
Company contributions	1,407	0
Employee contributions	0	0
Benefits paid	(1,407)	0
Settlements	0	0
Foreign exchange impact	0	0
Other	0	0
Fair value of plan assets at end of the year	0	0	$ 0
Funded status	(17,572)	0
Amounts recognized in the consolidated balance sheets:
Other assets	0	0
Pension and postretirement benefits	(2,212)	0
Pension and postretirement benefits, less current portion	(15,360)	0
Asset (liability)	$ (17,572)	$ 0